Offerings	Nov. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 658,045.66
Fee Rate	0.0087%
Amount of Registration Fee	$ 57.25
Offering Note	(a). Transaction value is based on the aggregate purchase price to be paid for shares of common stock. (b). The amount of the filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, by multiplying $658,045.66 by 0.000087.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 27,076,194.16
Amount of Registration Fee	$ 3,633.13
Offering Note	(a). Transaction value calculated based on the maximum aggregate purchase price to be paid for shares of common stock in the Offer, prior to giving effect to the additional number of Shares accepted for purchase by the Company. (b). The amount of the filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, by calculating the sum of (i) the product obtained by multiplying $25,000,000.00 by 0.00013810, the fee rate in effect on September 1, 2026 plus (ii) the product obtained by multiplying $2,076,194.16 by 0.000087, the fee rate in effect on October 1, 2026.